Provisions - Summary of provision (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018
Disclosure of other provisions [line items]
Beginning Balance	$ 1,014	$ 584
Provisions made	11,047	7,801
Provisions used	(9,577)	(7,371)
Ending Balance	2,484	1,014
Chargebacks and rebates
Disclosure of other provisions [line items]
Beginning Balance	895	495
Provisions made	10,818	7,144
Provisions used	(9,531)	(6,744)
Ending Balance	2,182	895
Returns
Disclosure of other provisions [line items]
Beginning Balance	119	89
Provisions made	174	657
Provisions used	(46)	(627)
Ending Balance	247	119
Other
Disclosure of other provisions [line items]
Beginning Balance	0	0
Provisions made	55	0
Provisions used	0	0
Ending Balance	$ 55	$ 0